ADVANCES FROM CUSTOMERS	12 Months Ended
Dec. 31, 2015
ADVANCES FROM CUSTOMERS [Abstract]
ADVANCES FROM CUSTOMERS

11. ADVANCES FROM CUSTOMERS

Advances from customers represent prepayments from customers and are recognized as revenue in accordance with the Group's revenue recognition policy.

Advances from customers consist of the following and is analyzed as long term and short term portion respectively:

	December 31,
	2014	2015
Customer E	$8,041,836	$3,237,308
Customer F	2,405,619	1,517,402
Customer I	—	1,539,590
Customer L	111	781,342
Others	262,636	1,107,734
Total	$10,710,202	$8,183,376
Less: Current portion of advances from customers	$7,308,535	$8,183,376
Long term advances from customers	$3,401,667	$—